UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31
Date of reporting period:	April 30, 2007
ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

4.30.2007

John Hancock Preferred Income Fund II Securities owned by the Fund on April 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 2.67%					$20,580,381
(Cost $20,533,892)

Electric Utilities 1.28%					9,855,525

Black Hills Corp.,
Note	6.500%	05-15-13	BBB-	5,000	5,078,350
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,777,175
Gas Utilities 1.39%					10,724,856

Southern Union Co.,
Jr Sub Note (P)	7.200	11-01-66	BB	10,550	10,724,856

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Capital preferred securities 10.20%					$78,527,397
(Cost $72,286,552)

Asset Management & Custody Banks 0.64%					4,892,023

BNY Capital I, 7.97%, Ser B, 12-31-26			A-	$4,700	4,892,023
Diversified Banks 0.52%					4,014,640

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United Kingdom)			A+	4,000	4,014,640
Electric Utilities 3.50%					26,967,625

DPL Capital Trust II, 8.125%, 09-01-31			BB-	22,150	26,967,625
Gas Utilities 3.25%					25,016,078

KN Capital Trust I, 8.56%, Ser B, 04-15-27			B-	14,000	14,512,288
KN Capital Trust III, 7.63%, 04-15-28			B-	10,673	10,503,790
Multi-Utilities 1.90%					14,645,941

Dominion Resources Capital Trust I, 7.83%,12-01-27			BB+	8,450	8,619,701
Dominion Resources Capital Trust III, 8.40%, 01-15-31			BB+	5,000	6,026,240
Thrifts & Mortgage Finance 0.39%					2,991,090

Sovereign Capital Trust V, 7.75%, 05-22-36			BB+	111,400	2,991,090

John Hancock Preferred Income Fund II Securities owned by the Fund on April 30, 2007 (unaudited)

Issuer		Shares	Value

Common stocks 2.77%			$21,316,543
(Cost $15,069,131)

Electric Utilities 0.99%			7,641,840

Great Plains Energy, Inc.		234,125	7,641,840
Integrated Oil & Gas 0.28%			2,119,503

BP Plc, American Depositary Receipt (United Kingdom)		31,484	2,119,503
Multi-Utilities 1.50%			11,555,200

Alliant Energy Corp.		220,000	9,636,000
CH Energy Group, Inc.		40,000	1,919,200

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 79.26%			$610,502,414
(Cost $608,926,027)

Agricultural Products 1.81%			13,935,008

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	160,000	13,935,008
Automobile Manufacturers 2.07%			15,956,738

General Motors Corp., 7.25%, Ser 04-15-41	B-	87,900	1,711,413
General Motors Corp., 7.25%, Ser 07-15-41	B-	210,500	4,117,380
General Motors Corp., 7.25%, Ser 02-15-52	B-	447,300	8,691,039
General Motors Corp., 7.375%, Ser 10-01-51	B-	73,125	1,436,906
Broadcasting & Cable TV 1.79%			13,754,846

Comcast Corp., 7.00%	BBB+	40,000	1,038,000
Comcast Corp., 7.00%, Ser B	BBB+	492,901	12,716,846
Consumer Finance 2.70%			20,822,831

HSBC Finance Corp., 6.00%	AA-	72,200	1,788,394
HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	A	143,200	3,708,880
HSBC Finance Corp., 6.875%	AA-	349,100	8,884,595
SLM Corp., 6.00%	A	176,800	3,772,912
SLM Corp., 6.97%, Ser A	BBB+	53,900	2,668,050

John Hancock Preferred Income Fund II Securities owned by the Fund on April 30, 2007 (unaudited)

Diversified Banks 5.04%			38,862,170

BAC Capital Trust IV, 5.875%	A+	51,150	1,221,974
Fleet Capital Trust VIII, 7.20%	A	310,000	7,870,900
HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)	A	249,600	6,324,864
Republic New York Corp., 6.25%, Ser HSBC	A	50,000	1,238,500
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)	A	450,500	10,821,010
Santander Finance Preferred SA Unipersonal, 6.41%, Ser 1 (Spain)	A+	225,000	5,737,500
USB Capital VIII, 6.35%, Ser 1	A+	83,000	2,072,510
Wells Fargo Capital Trust IV, 7.00%	AA-	140,800	3,574,912

Diversified Financial Services 6.95%			53,532,894

Abbey National Plc, 7.375%, Ser C (United Kingdom)	A+	140,800	3,572,096
ABN AMRO Capital Funding Trust V, 5.90%	A	373,600	9,018,704
ABN AMRO Capital Funding Trust VII, 6.08%	A	345,000	8,583,600
Citigroup Capital VII, 7.125%	A+	222,200	5,648,324
Citigroup Capital VIII, 6.95%	A+	538,500	13,624,050
DB Capital Funding VIII, 6.375%	A	254,200	6,507,520
JPMorgan Chase Capital X, 7.00%, Ser J	A-	259,000	6,578,600

Electric Utilities 14.00%			107,869,228

Cleveland Electric Financing Trust I, 9.00%	BB+	210,000	5,476,800
Duquesne Light Co., 6.50%	BB+	96,550	4,846,810
Entergy Mississippi, Inc., 7.25%	A-	109,000	2,783,860
FPC Capital I, 7.10%, Ser A	BB+	597,003	15,187,756
FPL Group Capital Trust I, 5.875%	BBB+	441,800	10,682,724
Georgia Power Capital Trust V, 7.125%	BBB+	259,300	6,523,988
Georgia Power Capital Trust VII, 5.875%	BBB+	116,500	2,790,175
HECO Capital Trust III, 6.50%	BBB-	120,000	3,073,200
Interstate Power & Light Co., 8.375%, Ser B	Baa2	700,000	22,968,750
Northern States Power Co., 8.00%	BBB-	175,800	4,518,060
NSTAR Electric Co., 4.78%	A-	15,143	1,362,870
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	130,000	3,416,569
PPL Energy Supply LLC, 7.00%	BBB	475,570	12,302,996
Southern California Edison Co., 6.00%, Ser C	BBB-	20,000	1,994,376
Southern California Edison Co., 6.125%	BBB-	10,000	997,500
Southern Co. Capital Trust VI, 7.125%	BBB+	37,100	936,404
Virginia Power Capital Trust, 7.375%	BB+	318,219	8,006,390

Gas Utilities 1.63%			12,542,735

Southern Union Co., 7.55%	BB	229,500	5,909,625
Southwest Gas Capital II, 7.70%	BB	258,500	6,633,110

Hotels, Resorts & Cruise Lines 0.42%			3,203,750

Hilton Hotels Corp., 8.00%	BB+	125,000	3,203,750

Integrated Telecommunication Services 0.54%			4,146,250

Verizon New England, Inc., 7.00%, Ser B	A3	165,850	4,146,250

John Hancock Preferred Income Fund II Securities owned by the Fund on April 30, 2007 (unaudited)

Investment Banking & Brokerage 8.92%			68,702,633

Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E	BBB+	248,600	12,648,768
Goldman Sachs Group, Inc., 6.20%, Ser B	A	140,000	3,592,400
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K	A-	177,000	4,440,930
Lehman Brothers Holdings Capital Trust V, 6.00%, Ser M	A-	10,000	241,700
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	145,200	7,441,500
Merrill Lynch Preferred Capital Trust III, 7.00%	A	360,400	9,150,556
Merrill Lynch Preferred Capital Trust IV, 7.12%	A	167,400	4,277,070
Merrill Lynch Preferred Capital Trust V, 7.28%	A	273,200	7,023,972
Morgan Stanley Capital Trust II, 7.25%	A-	35,000	878,500
Morgan Stanley Capital Trust III, 6.25%	A-	248,779	6,172,207
Morgan Stanley Capital Trust IV, 6.25%	A-	57,000	1,404,480
Morgan Stanley Capital Trust V, 5.75%	A1	311,500	7,382,550
Morgan Stanley Capital Trust VI, 6.60%	A-	160,000	4,048,000

Life & Health Insurance 1.71%			13,196,167

Phoenix Cos., Inc. (The), 7.45%	BBB-	94,800	2,376,636
PLC Capital Trust IV, 7.25%	BBB+	331,075	8,356,333
Prudential Plc, 6.50% (United Kingdom)	A-	95,807	2,463,198

Movies & Entertainment 2.10%			16,168,363

Viacom, Inc., 6.85%	BBB	643,645	16,168,363

Multi-Line Insurance 6.63%			51,054,352

Aegon NV, 6.375% (Netherlands)	A-	355,000	9,219,350
Aegon NV, 6.50% (Netherlands)	A-	44,100	1,128,960
ING Groep NV, 7.05% (Netherlands)	A	774,700	19,661,886
MetLife, Inc., 6.50%, Ser B	BBB	799,550	21,044,156

Multi-Utilities 8.28%			63,744,839

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	39,870	4,102,874
BGE Capital Trust II, 6.20%	BBB-	670,600	16,503,466
Dominion CNG Capital Trust I, 7.80%	BB+	150,000	3,765,000
DTE Energy Trust I, 7.80%	BB+	313,000	7,881,340
PNM Resources, Inc., 6.75%, Conv	BBB-	217,400	11,843,952
PSEG Funding Trust II, 8.75%	BB+	680,000	17,476,000
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	7,900	657,675
South Carolina Electric & Gas Co., 6.52%	Baa1	15,000	1,514,532

Oil & Gas Exploration & Production 4.13%			31,779,926

Chesapeake Energy Corp., 6.25%, Conv (G)	B+	4,850	1,319,200
Devon Energy Corp., 6.49%, Ser A	BB+	32,355	3,259,766
Nexen, Inc., 7.35% (Canada)	BB+	1,068,800	27,200,960

John Hancock Preferred Income Fund II Securities owned by the Fund on April 30, 2007 (unaudited)

Real Estate Management & Development 3.37%			25,974,897

Duke Realty Corp., 6.50%, Depositary Shares, Ser K	BBB	110,000	2,777,500
Duke Realty Corp., 6.60%, Depositary Shares, Ser L	BBB	109,840	2,793,231
Duke Realty Corp., 6.625%, Depositary Shares, Ser J	BBB	449,400	11,347,350
Duke Realty Corp., 7.99%, Depositary Shares, Ser B	BBB	10,650	531,502
Public Storage, Inc., 6.45%, Depositary Shares, Ser X	BBB+	30,000	743,400
Public Storage, Inc., 7.50%, Depositary Shares, Ser V	BBB+	307,100	7,781,914
Regional Banks 2.30%			17,728,847

PFGI Capital Corp., 7.75%	A	686,000	17,728,847
Reinsurance 0.12%			948,400

RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)	BBB	40,000	948,400
Specialized Finance 0.65%			5,016,298

CIT Group, Inc., 6.35%, Ser A	BBB+	60,000	1,559,400
Repsol International Capital Ltd., 7.45%, Ser A (Cayman Islands)	BB+	136,313	3,456,898
Wireless Telecommunication Services 4.10%			31,561,242

Telephone & Data Systems, Inc., 6.625%	BB+	155,000	3,799,050
Telephone & Data Systems, Inc., 7.60%	BB+	605,967	15,137,056
United States Cellular, 7.50%	BB+	502,393	12,625,136

	Maturity	Par value
Issuer, description	date	(000)	Value

U.S. government & agencies securities 5.10%			$39,300,000
(Cost $39,300,000)

Government U.S. Agency 5.10%			39,300,000

Discount Note	05-01-07	$39,300	39,300,000

Total investments (Cost $756,115,602) 100.00%			$770,226,735

John Hancock Preferred Income Fund II Financial futures contracts April 30, 2007 (unaudited)

	Number of			Appreciation
Open contracts	contracts	Position	Expiration	(depreciation)

U.S. 10-year Treasury Note	720	Short	June 2007	$373,921

Financial futures contracts

John Hancock Preferred Income Fund II Interest rate swap contracts April 30, 2007 (unaudited)

		Rate type

Notional	Payments made		Payments received	Termination	Appreciation
amount	by Fund		by Fund	date	(depreciation)

$63,500,000	2.56%	(a)	3-month LIBOR	June 2008	$1,799,791

(a) Fixed rate

Interest rate swap contracts

John Hancock Preferred Income Fund II Footnotes to Schedule of Investments April 30, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on April 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,935,008 or 1.81% of the Fund's total investments as of April 30, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on April 30, 2007, including short-term investments, was $756,115,602. Gross unrealized appreciation and depreciation of investments aggregated $27,279,522 and $13,168,389, respectively, resulting in net unrealized appreciation of $14,111,133.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

† Non-Independent Trustee

* Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operations Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPF

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q3 4/07
6/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 29, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 29, 2007